Debt - 2024 Term Loan Facility (FY) (Details) - Line of Credit - 2024 Term Loan Facility - USD ($) $ in Millions		12 Months Ended
	Dec. 16, 2024	Dec. 31, 2024
Line of Credit Facility [Line Items]
Maximum borrowing capacity		$ 1,000
Proceeds from debt	$ 1,000
Deferred financing costs		16
Unamortized deferred financing costs		$ 15
Maturity date		Dec. 16, 2025
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]		Term Secured Overnight Financing Rate SOFR [Member]
Effective interest rate		9.65%
First 180 Days | SOFR
Line of Credit Facility [Line Items]
Basis spread on variable rate		5.25%
First 180 Days | Base Rate
Line of Credit Facility [Line Items]
Basis spread on variable rate		4.25%
Next 90 Days | SOFR
Line of Credit Facility [Line Items]
Basis spread on variable rate		5.75%
Next 90 Days | Base Rate
Line of Credit Facility [Line Items]
Basis spread on variable rate		4.75%
Remainder of Debt Term | SOFR
Line of Credit Facility [Line Items]
Basis spread on variable rate		6.25%
Remainder of Debt Term | Base Rate
Line of Credit Facility [Line Items]
Basis spread on variable rate		5.25%
Unsecured Debt
Line of Credit Facility [Line Items]
Maximum borrowing capacity		$ 771
Secured Debt
Line of Credit Facility [Line Items]
Maximum borrowing capacity		$ 229